Document and Entity Information	Apr. 04, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2024
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001610853
Entity Emerging Growth Company	false
Entity File Number	001-38445
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4787690
Entity Address, Address Line One	642 Newtown Yardley Road
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Newtown
Entity Address State Or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	(215)
Local Phone Number	944-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	HSDT
Security Exchange Name	NASDAQ